SUBSEQUENT EVENTS (Details Narrative) - Subsequent Event [Member] - USD ($)	Aug. 13, 2019	Aug. 31, 2019
Subsequent Event [Line Items]
Fine amount		$ 250,000
Planitiff damages	$ 50,000